Warrants and Options (Details 2) (Warrant [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Range one [Member]
Summary of warrants outstanding and exercisable
Range of Exercise Price	$ 0.60	$ 0.60
Warrants Outstanding and Exercisable	604,998	8,134,997
Weighted Average Remaining Contractual Life	2 years 3 months 18 days	2 years 3 months 18 days
Range two [Member]
Summary of warrants outstanding and exercisable
Range of Exercise Price	$ 1.00	$ 1.00
Warrants Outstanding and Exercisable	150,000	150,000
Weighted Average Remaining Contractual Life	1 year 7 months 28 days	1 year 7 months 28 days